Allowance for Credit Losses - Additional Information (Details) - USD ($) $ in Thousands	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable Allowance For Credit Losses [Line Items]
Accumulated deficit		$ (376,788)	$ (265,834)
Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for credit losses increase (decrease)	$ 10,148
Accumulated deficit	$ 7,509